Components of Provision for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current tax expense:
Current tax expense	$ 36,448	$ 36,154	$ 38,148
Deferred expense/(benefit):
Deferred tax expense/(benefit)	1,545	3,157	(7,900)
Provision for income taxes	37,993	39,311	30,248
Impact on shareholders equity and other comprehensive income of the tax consequence of :
Excess tax benefit on stock compensation	(4,332)	(1,905)	(2,404)
Currency impact on long term funding	(396)	3,574	178
Total	33,265	40,980	28,022
Ireland
Current tax expense:
Current tax expense	22,931	21,769	19,562
Deferred expense/(benefit):
Deferred tax expense/(benefit)	1,284	26	(1,178)
Provision for income taxes	24,215	21,795	18,384
United States
Current tax expense:
Current tax expense	7,768	684	7,891
Deferred expense/(benefit):
Deferred tax expense/(benefit)	613	2,896	(3,031)
Provision for income taxes	8,381	3,580	4,860
Other
Current tax expense:
Current tax expense	5,749	13,701	10,695
Deferred expense/(benefit):
Deferred tax expense/(benefit)	(352)	235	(3,691)
Provision for income taxes	$ (131)	$ 5,929	$ 4,149